Other Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other Liabilities

12.	OTHER LIABILITIES
Other liabilities consist of the $2,434 (2020: $889) lease liabilities and the $5,940 (2020: $4,830) mining contractor liability. During Q2 2019, Lithium Nevada entered into a mining design, consulting and mining operations agreement with a mining contractor for its Thacker Pass project. In accordance with the agreement, Lithium Nevada received $3,500 from the mining contractor in seven consecutive equal quarterly instalments, of which $1,500 was received in 2019 and $2,000 was received in 2020. These amounts are included in the mining contractor liability balance.
Lithium Nevada will pay a success fee to the mining contractor of $4,650 payable upon achieving commercial mining milestones or repay $3,500 without interest if a final project construction decision is not made by 2024.
The mining contractor has also been providing mining design and consulting services, which are accrued and included in the mining contractor liability and are payable on or before the earlier of December 31, 2024 or 90 days after the start of production at the Thacker Pass project.